ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES.
Schedule of accrued expenses and other liabilities

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Salary and welfare payable	1,222,363	1,253,014	192,033
Accrual for purchases of property and equipment	128,457	322,663	49,450
Accrued expenses	77,946	85,970	13,175
Borrowings for electronic machinery and equipment	40,036	106,911	16,385
Payable for business acquisitions	11,095	1,749	268
Others	526,152	737,610	113,044
	2,006,049	2,507,917	384,355